Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Commitments and Contingencies

25. Commitments and Contingencies

Close-out Fund

The Company has committed to contribute to the Close-Out Fund (Note 13) and is required to deposit 10% of natural gas revenue from the SASB project into the Close-Out Fund until an amount agreed to by both parties is attained. The amount accumulated in the Close-Out Fund will not be used for any purpose other than to cover the cost of close-out of the SASB project.

Arbitration

The Company through its’ subsidiary PPE Turkey has advanced arbitration against an offshore drilling rig contractor for $20.3 million for gross negligent and breach of contact involving health and safety issues during the prior year drilling program resulting in loss and damages to Company (the “Trillion Losses”). Liability is not admitted, the litigation is at the inception, and thus, legal counsel has advised that is it too soon to predict the outcome or the quantum of damages that will be assessed. The Company is confident that its case has merit.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023 and 2022

(Expressed in U.S. dollars)

25.	Commitments and Contingencies (continued)

The Company and its subsidiary PPE Turkey is defending an action brought by the same drilling contractor in Europe to which it has advanced an arbitration claim, for drilling services and lost profits seeking $5 million. As no document disclosure has occurred at this time, and the litigation is at its inception, legal counsel has been unable to provide an opinion on the merits of the action or defenses.

In accordance with guidance for contingent assets and liabilities, no provision for any potential recovery of the Trillion Losses will be made until recovery is virtually certain. If the Company’s claim is successful, the award will exceed the amount, if any, that is payable to the drilling contractor in its claim, notwithstanding the same, the Company has evaluated the two competing actions separately. As such, the Company has recorded an amount in accounts payable and accrued liabilities for the disputed drilling services for $3 million, and has not yet recorded, due to the status of its arbitration claim, any asset amount for its $20.3 million claim against the drilling contractor. Once legal opinion as to the likely outcome has been obtained, the Company intends to revise the contingent amounts.

Maturity date of TR1 Master Fund loans

The Company has two loan agreements dated July 1, 2023 with TR1 Master Fund whereby the Company owes $2,822,250 in principal and accrued interest as at December 31, 2023 (Note 10). An agent for the receiver of TR1 Master Fund has demanded payment of the loans as the loans indicate that they were due on December 31, 2023. The Company is claiming that the principal of TR1 Master Fund agreed to extend the loans to December 31, 2024. Negotiations on repayment of the loans with the agent of the receiver for TR1 Master Fund are ongoing.